Quarterly portfolio holdings
John Hancock
Emerging Markets Equity Fund
International equity
January 31, 2026
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Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 88.1%		$1,136,117,251
(Cost $760,005,881)
Brazil 5.0%		64,965,540
Banco BTG Pactual SA	2,402,600	27,368,936
TOTVS SA	833,200	7,056,334
Vivara Participacoes SA	2,151,600	11,520,990
WEG SA	1,935,300	19,019,280
China 24.2%		311,473,305
Alibaba Group Holding, Ltd.	1,834,100	39,017,862
Centre Testing International Group Company, Ltd., Class A	10,776,608	24,076,822
Contemporary Amperex Technology Company, Ltd., Class A	556,126	28,060,488
Eastroc Beverage Group Company, Ltd., Class A	346,167	12,448,878
Kingsoft Corp., Ltd.	2,231,400	8,560,636
NARI Technology Company, Ltd., Class A	7,895,586	28,559,127
NAURA Technology Group Company, Ltd., Class A	214,300	14,632,519
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	326,058	8,874,799
Sungrow Power Supply Company, Ltd., Class A	820,594	17,826,929
Sunny Optical Technology Group Company, Ltd.	1,885,900	15,112,778
Tencent Holdings, Ltd.	1,382,300	106,246,067
Zhejiang China Commodities City Group Company, Ltd., Class A	3,484,302	8,056,400
Greece 4.1%		53,473,945
National Bank of Greece SA	1,356,311	23,944,992
Piraeus Bank SA (A)	2,927,322	29,528,953
India 14.2%		183,045,516
360 ONE WAM, Ltd.	1,488,886	18,282,413
AU Small Finance Bank, Ltd. (B)	1,153,969	12,313,287
Coforge, Ltd.	376,387	6,771,360
Eternal, Ltd. (A)	4,516,921	13,458,948
ICICI Bank, Ltd.	2,134,003	31,507,234
KEI Industries, Ltd.	524,179	22,781,980
Mahindra & Mahindra, Ltd.	690,564	25,879,374
MakeMyTrip, Ltd. (A)	247,616	15,446,286
Max Healthcare Institute, Ltd.	1,147,285	11,951,841
PB Fintech, Ltd. (A)	881,755	15,830,626
Radico Khaitan, Ltd.	287,833	8,822,167
Indonesia 2.9%		36,857,813
Bank Central Asia Tbk PT	14,717,500	6,502,919
Bank Mandiri Persero Tbk PT	69,031,400	19,863,516
Sumber Alfaria Trijaya Tbk PT	100,826,500	10,491,378
Luxembourg 0.8%		10,812,757
Globant SA (A)	161,674	10,812,757
Mexico 6.6%		84,921,440
Arca Continental SAB de CV	1,122,500	12,643,862
Coca-Cola Femsa SAB de CV	411,361	4,314,159
Coca-Cola Femsa SAB de CV, ADR	102,870	10,728,312
Fomento Economico Mexicano SAB de CV	1,437,200	14,997,835
Grupo Financiero Banorte SAB de CV, Series O	2,104,200	23,722,218
Regional SAB de CV	2,064,500	18,515,054
Peru 0.8%		10,482,238
Credicorp, Ltd.	29,376	10,482,238
Russia 0.0%		0
Sberbank of Russia PJSC, ADR (A)(C)	558,398	0
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Saudi Arabia 0.8%		$9,736,543
Saudi Tadawul Group Holding Company	227,393	9,736,543
Singapore 1.9%		24,162,322
Grab Holdings, Ltd., Class A (A)	3,387,711	14,567,157
Sea, Ltd., ADR (A)	82,369	9,595,165
South Korea 4.4%		56,544,346
Doosan Fuel Cell Company, Ltd. (A)	479,116	11,228,934
SK Hynix, Inc.	72,577	45,315,412
Taiwan 18.9%		244,120,460
E Ink Holdings, Inc.	1,532,000	8,516,635
Elite Material Company, Ltd.	137,000	7,431,222
eMemory Technology, Inc.	343,000	19,755,062
MediaTek, Inc.	675,000	37,442,612
Taiwan Semiconductor Manufacturing Company, Ltd.	3,092,000	170,974,929
United Arab Emirates 0.5%		6,877,676
Talabat Holding PLC	27,137,335	6,877,676
United Kingdom 1.8%		23,641,037
Anglo American PLC	509,861	23,641,037
Uruguay 1.2%		15,002,313

MercadoLibre, Inc. (A)	6,985	15,002,313
Preferred securities 12.2%		$157,785,423
(Cost $51,021,416)
Brazil 1.8%		23,700,539
Itau Unibanco Holding SA	2,741,319	23,700,539
South Korea 10.4%		134,084,884
Samsung Electronics Company, Ltd.	1,655,348	134,084,884

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,982,164
(Cost $1,982,164)
Short-term funds 0.2%			1,982,164
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.5371(D)	1,982,164	1,982,164

Total investments (Cost $813,009,461) 100.5%	$1,295,884,838
Other assets and liabilities, net (0.5%)	(6,307,435)
Total net assets 100.0%	$1,289,577,403

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-26.
The fund had the following sector composition as a percentage of total investments on 1-31-26:
Information technology	36.9%
Financials	20.9%
Industrials	12.8%
Consumer discretionary	11.2%
Communication services	8.9%
Consumer staples	5.7%
Materials	1.8%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	3

Health care	1.6%
Short-term investments	0.2%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2026, by major security category or type:
	Total value at 1-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$64,965,540	$64,965,540	—	—
China	311,473,305	—	$311,473,305	—
Greece	53,473,945	—	53,473,945	—
India	183,045,516	15,446,286	167,599,230	—
Indonesia	36,857,813	—	36,857,813	—
Luxembourg	10,812,757	10,812,757	—	—
Mexico	84,921,440	84,921,440	—	—
Peru	10,482,238	10,482,238	—	—
Russia	—	—	—	—
Saudi Arabia	9,736,543	—	9,736,543	—
Singapore	24,162,322	24,162,322	—	—
South Korea	56,544,346	—	56,544,346	—
Taiwan	244,120,460	—	244,120,460	—
United Arab Emirates	6,877,676	—	6,877,676	—
United Kingdom	23,641,037	—	23,641,037	—
Uruguay	15,002,313	15,002,313	—	—
Preferred securities
Brazil	23,700,539	23,700,539	—	—
South Korea	134,084,884	—	134,084,884	—
Short-term investments	1,982,164	1,982,164	—	—
Total investments in securities	$1,295,884,838	$251,475,599	$1,044,409,239	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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